Business combinations and disposals - Results of discontinued operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations
Operating profit/(loss)	$ 409	$ 468	$ 205
Profit from discontinued operation	22	1,742	198
Comprehensive income	(54)	(312)	(173)
Discontinued operations
Discontinued operations
Comprehensive income	22	1,741	163
Food and Specialty Discontinued Operation
Discontinued operations
Revenue		2,003	2,421
Expenses		(1,769)	(2,197)
Operating profit/(loss)		234	224
Income tax charge		(19)	(26)
Profit from discontinued operation after tax		215	198
Gain on disposal of discontinued operation, net of costs of disposal and tax	22	1,527
Profit from discontinued operation	22	1,742	198
Comprehensive income	$ 22	$ 1,741	$ 163
Basic and diluted earnings per share from discontinued operation	$ 0.09	$ 7.37	$ 0.84